Deposits (Schedule of Deposits) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Deposits [Abstract]
Non-interest bearing deposits, Amount	$ 27,749	$ 17,183
Interest bearing deposits, Amount	47,365	29,395
Interest Bearing and Non-Interest Bearing Deposits, Amount	75,114	46,578
Savings and club deposits, Amount	41,791	40,284
Certificates of deposit, Amount	86,611	107,880
Total deposits	$ 203,516	$ 194,742
Interest bearing deposits, Weighted Average Rate	0.39%	0.71%
Non-Interest Bearing and Interest Bearing Deposits, Weighted Average Rate	0.24%	0.45%
Savings and club deposits, Weighted Average Rate	0.25%	0.40%
Certificates of deposit, Weighted Average Rate	1.41%	1.57%
Domestic Deposit, Weighted Average Rate	0.74%	1.06%